March 9, 2022

BNY MELLON INVESTMENT PORTFOLIOS

- Technology Growth Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Newton Investment Management North America, LLC (NIMNA), to serve as the fund's sub-adviser.

James Boyd, CFA and Robert C. Zeuthen, CFA are the fund's primary portfolio managers, positions they have each held since March 2022. Messrs. Boyd and Zeuthen are research analysts at NIMNA.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

James Boyd, CFA and Robert C. Zeuthen, CFA are the fund's primary portfolio managers, positions they have each held since March 2022. Messrs. Boyd and Zeuthen are a research analysts at NIMNA. Mr. Boyd has been employed by NIMNA or a predecessor company of NIMNA since 2005. Mr. Zeuthen has been employed by NIMNA or a predecessor company of NIMNA since 2006.

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March 9, 2022

BNY MELLON INVESTMENT PORTFOLIOS
-Technology Growth Portfolio

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
James Boyd[1]	7	$3.4B	None	N/A	None	N/A
Robert C. Zeuthen[2]	6	$6.0B	None	N/A	6	$2.8B

[1]	Because Mr. Boyd became a primary portfolio manager of TGP as of March 9, 2022, his information is as of January 31, 2022.
[2]	Because Mr. Zeuthen became a primary portfolio manager of TGP as of March 9, 2022, his information is as of January 31, 2022.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
James Boyd	None	N/A	N/A
Robert C. Zeuthen	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
James Boyd[1]	TGP	None
Robert C. Zeuthen[2]	TGP	None

[1]	Because Mr. Boyd became a primary portfolio manager of TGP as of March 9, 2022, his information is as of January 31, 2022.
[2]	Because Mr. Zeuthen became a primary portfolio manager of TGP as of March 9, 2022, his information is as of January 31, 2022.

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